UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2006 - 06/30/2007
BlackRock Floating Rate Income Strategies Fund, Inc.









================== BlackRock FLOATING RATE INCOME STRATEGIES FUND, INC.======


GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 16, 2006   Meeting Type: Annual
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Kenneth A. Ghazey          For       For        Management
5     Increase Authorized Common Stock          For       For        Management


--------------------------------------------------------------------------------

MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: JUL 18, 2006   Meeting Type: Annual
Record Date:  JUN 2, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert K. Lifton           For       Withhold   Management
1.2   Elect Director Howard Weingrow            For       Withhold   Management
1.3   Elect Director Jacob S. Weiss             For       Withhold   Management
1.4   Elect Director Amos Eiran                 For       For        Management
1.5   Elect Director Zeev Nahmoni               For       For        Management
1.6   Elect Director Jacob E. Goldman           For       For        Management
1.7   Elect Director Philip Weisser             For       For        Management
1.8   Elect Director Mitchell H. Freeman        For       For        Management
1.9   Elect Director Steve M. Barnett           For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Stock Option Plan                   For       For        Management


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TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Edward C. Hutcheson, Jr.   For       Did Not    Management
                                                          Vote
1.1   Elect Director Myles W. Scoggins          For       Did Not    Management
                                                          Vote
1.3   Elect Director Per Staehr                 For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote
3     Please Mark Box If Stock Owned or         None      Did Not    Management
      Beneficially By You is Owned or                     Vote
      Controlled by Persons Who are Not U.S
      Citizens

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: August 15, 2007